UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   03/31/2007

Check here if Amendment |X|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Levy Harkins & Co., Inc.
Address:  366 Madison Avenue, 14th FL
          New York, N.Y. 10017

13F File Number: 28-06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lucia LoScalzo
Title:    Office Manager
Phone:    (212) 888-3030

Signature,                               Place, and Date of Signing:

/s/ Lucia LoScalzo                       366 Madison Avenue, NYC 10017
-----------------------------------      ------------------------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         18

Form 13F Information Table Value Total:   $288,425

List of Other Included Managers:

                           TITLE OF                            SHARES/   SH/  PUT/  INVSTMT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          CLASS        CUSIP      VALUE      PRN AMT   PRN  CALL  DSCRETN   MANAGERS   SOLE  SHARED  NONE
----------------------     --------   -----------   ------     -------   ---  ----  -------  ----------  ----  ------  ----
American Express           COM        025816 10 9   18,267     323,879              Sole     None                      None
Berkshire Hathaway         CL B       084670 20 7   27,642       7,594              Sole     None                      None
Bear, Stearns & Co.        COM        073902 10 8   46,957     312,320              Sole     None                      None
Boeing Company             COM        097023 10 5   12,321     138,578              Sole     None                      None
Countrywide Financial
  Co.                      COM        222372 10 4   19,718     586,146              Sole     None                      None
Echostar Comm.             CL A       278762 10 9   26,393     607,709              Sole     None                      None
Ethan Allen Interiors      COM        297602 10 4   10,406     294,466              Sole     None                      None
Fidelity National Fin.     COM        316326 10 7   17,200     716,395              Sole     None                      None
Fidelity Natl
  Information Svcs.        COM        31620M 10 6   11,529     253,613              Sole     None                      None
Geron Corporation          COM        374163 10 3    5,903     843,355              Sole     None                      None
Goodrich Corp              COM        382388 10 6    1,694      32,900              Sole     None                      None
Greenbrier Companies
  Inc.                     COM        393657 10 1    5,951     222,879              Sole     None                      None
Moody's Corporation        COM        615369 10 5   17,190     276,991              Sole     None                      None
Nike Inc.                  CL B       654106 10 3   10,920     102,765              Sole     None                      None
Pfizer Inc.                COM        717081 10 3   10,595     419,422              Sole     None                      None
Qualcomm Inc.              COM        747525 10 3   19,139     448,649              Sole     None                      None
Scotts CO                  CL A       810186 10 6   12,940     293,891              Sole     None                      None
Worldpoint Terminals       COM        981912 20 7   13,660     720,300              Sole     None                      None